Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

Collection Period Start	1-Apr-21	Distribution Date	17-May-21
Collection Period End	30-Apr-21	30/360 Days	30
Beg. of Interest Period	15-Apr-21	Actual/360 Days	32
End of Interest Period	17-May-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,526,947,713.40	1,351,516,954.02	1,318,711,904.55	0.8636261
Total Securities		1,526,947,713.40	1,351,516,954.02	1,318,711,904.55	0.8636261
Class A-1 Notes	0.182500%	162,400,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.340000%	537,600,000.00	524,569,240.62	491,764,191.15	0.9147399
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	0.430000%	479,400,000.00	479,400,000.00	479,400,000.00	1.0000000
Class A-4 Notes	0.490000%	95,600,000.00	95,600,000.00	95,600,000.00	1.0000000
Certificates	0.000000%	251,947,713.40	251,947,713.40	251,947,713.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	32,805,049.47	148,627.95	61.0212974	0.2764657
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	171,785.00	0.0000000	0.3583333
Class A-4 Notes	0.00	39,036.67	0.0000000	0.4083334
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	32,805,049.47	359,449.62

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					17,194,852.02
Monthly Interest					8,117,375.22

Total Monthly Payments					25,312,227.24
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					623,912.40
Aggregate Sales Proceeds Advance					1,073,351.20

Total Advances					1,697,263.60
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					17,861,112.31
Excess Wear and Tear and Excess Mileage					10,296.60
Remaining Payoffs					0.00
Net Insurance Proceeds					1,465,867.50
Residual Value Surplus					606,794.45

Total Collections					46,953,561.70

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		2,955,384.66			141
Involuntary Repossession		195,051.00			8
Voluntary Repossession		786,397.00			34
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,436,337.54		73
Customer Payoff				41,537.64	2
Grounding Dealer Payoff				11,614,188.21	552
Dealer Purchase				2,622,993.72	115

Total		3,936,832.66	1,436,337.54	14,278,719.57	925

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	71,556	1,632,611,660.98	7.00000%	1,351,516,954.02
Total Depreciation Received		(22,099,558.46)		(17,429,384.19)
Principal Amount of Gross Losses	(109)	(2,361,652.36)		(1,984,227.65)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(15)	(344,209.68)		(266,455.77)
Scheduled Terminations	(762)	(15,827,649.48)		(13,124,981.86)

Pool Balance - End of Period	70,670	1,591,978,591.00		1,318,711,904.55
Remaining Pool Balance
Lease Payment				406,022,244.35
Residual Value				912,689,660.20

Total				1,318,711,904.55

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

III. DISTRIBUTIONS
Total Collections	46,953,561.70
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	46,953,561.70
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	560,396.23
3. Reimbursement of Sales Proceeds Advance	1,750,831.76
4. Servicing Fee:
Servicing Fee Due	1,126,264.13
Servicing Fee Paid	1,126,264.13
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	3,437,492.12
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	148,627.95
Class A-2a Notes Monthly Interest Paid	148,627.95
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	171,785.00
Class A-3 Notes Monthly Interest Paid	171,785.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	39,036.67
Class A-4 Notes Monthly Interest Paid	39,036.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	359,449.62
Total Note and Certificate Monthly Interest Paid	359,449.62
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	43,156,619.96
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	32,805,049.47
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	32,805,049.47
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	10,351,570.49

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,634,738.57
Required Reserve Account Amount			7,634,738.57
Beginning Reserve Account Balance			7,634,738.57
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,634,738.57
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			10,351,570.49
Gross Reserve Account Balance			17,986,309.06
Remaining Available Collections Released to Seller			10,351,570.49
Total Ending Reserve Account Balance			7,634,738.57

V. POOL STATISTICS

Weighted Average Remaining Maturity			17.69
Monthly Prepayment Speed			87%
Lifetime Prepayment Speed			56%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,461,306.06
Securitization Value of Defaulted Receivables and Casualty Receivables		1,984,227.65	109
Aggregate Defaulted and Casualty Gain (Loss)		477,078.41
Pool Balance at Beginning of Collection Period		1,351,516,954.02
Net Loss Ratio
Current Collection Period		0.0353%
Preceding Collection Period		0.0167%
Second Preceding Collection Period		-0.0132%
Third Preceding Collection Period		-0.0051%
Cumulative Net Losses for all Periods		-0.0517%	(790,076.17)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.20%	2,664,674.38	134
61-90 Days Delinquent	0.04%	547,657.13	31
91-120 Days Delinquent	0.01%	81,742.48	4
More than 120 Days	0.00%	24,157.03	2

Total Delinquent Receivables:	0.24%	3,318,231.02	171

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.05%	0.05%
Preceding Collection Period		0.06%	0.06%
Second Preceding Collection Period		0.09%	0.09%
Third Preceding Collection Period		0.08%	0.09%
60 Day Delinquent Receivables		664,791.67
Delinquency Percentage		0.05%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		2,955,384.66	141
Securitization Value		2,371,940.72	141

Aggregate Residual Value Surplus (Loss)		583,443.94

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		9,723,075.24	502
Cumulative Securitization Value		8,901,669.92	502

Cumulative Residual Value Surplus (Loss)		821,405.32

Book Amount of Extensions		624,872.39
Number of Extensions		23

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			2,308,274.55
Reimbursement of Outstanding Advance			1,750,831.76
Additional Advances for current period			1,073,351.20

Ending Balance of Residual Advance			1,630,793.99

Beginning Balance of Payment Advance			1,441,173.14
Reimbursement of Outstanding Payment Advance			560,396.23
Additional Payment Advances for current period			623,912.40

Ending Balance of Payment Advance			1,504,689.31

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge- offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO